Deconsolidation of 58 Home (Schedule of Condensed Financial Information of 58 Home) (Details) - 58 Daojia Inc. [Member] - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Operating result data:
Total revenues	¥ 484,952	¥ 114,484
Gross profit	306,207	90,527
Loss from operations	(764,049)	(975,358)
Net loss	(769,839)	(1,015,209)
Balance sheets data:
Current assets	878,370	1,286,858
Non-current assets	1,276,431	118,233
Current liabilities	729,551	376,174
Non-current liabilities	31,899	0
Mezzanine equity	1,960,260	2,081,100
Total shareholders’ deficit	¥ (566,909)	¥ (1,052,183)